PRINCIPAL SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
PRINCIPAL SUBSIDIARIES
22. PRINCIPAL SUBSIDIARIES
The consolidated financial statements include the accounts of the Company and all of its subsidiaries at December 31, 2017. The principal operating subsidiaries are Wassa and Bogoso/Prestea, in which the Company has a 90% ownership interest in each.
Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts are disclosed on a 100% basis and disclosure for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations.
Summarized statement of financial position

	Wassa		Bogoso/Prestea
	As of December 31,		As of December 31,
	2017	2016	2017	2016
Non-controlling interest percentage	10%	10%	10%	10%

Current assets	$94,760	$90,627	$25,023	$13,957
Current liabilities	160,725	166,230	1,058,732	1,011,786
	(65,965)	(75,603)	(1,033,709)	(997,829)
Non-current assets	138,416	125,628	131,245	95,527
Non-current liabilities	25,016	19,513	76,373	81,155
	113,400	106,115	54,872	14,372
Net assets/(liabilities)	47,435	30,512	(978,837)	(983,457)

Non-controlling interest	$(12,562)	$(10,870)	$78,587	$79,083
Summarized income statement

	Wassa		Bogoso/Prestea
	For the years ended December 31,		For the years ended December 31,
	2017	2016	2017	2016
Revenue	$156,908	$103,991	$138,295	$101,648
Net income/(loss) and comprehensive income/(loss)	16,924	(5,870)	4,619	(15,289)
Summarized cash flows

	Wassa		Bogoso/Prestea
	For the years ended December 31,		For the years ended December 31,
	2017	2016	2017	2016
Cash flows provided by/(used in) operating activities	27,486	16,757	3,505	(43,190)
Cash flows used in investing activities	(21,744)	(42,189)	(43,616)	(43,244)
Cash flows provided by financing activities	7,468	18,376	42,078	88,330